Cover	Nov. 22, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed as Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K of Heart Test Laboratories, Inc. (the “Company”) originally filed with the Securities and Exchange Commission on November 27, 2023 (the “Original Filing”). The Company reported in the Original Filing that it had complied with all Nasdaq listing requirements. This Amendment is to clarify that the Company has satisfied its compliance specifically only toward the $2.5 million stockholders’ equity requirement, as set forth in Nasdaq Listing Rule, 5550(b)(1).
Document Period End Date	Nov. 22, 2023
Entity File Number	001-41422
Entity Registrant Name	HEART TEST LABORATORIES, INC.
Entity Central Index Key	0001468492
Entity Tax Identification Number	26-1344466
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	550 Reserve Street, Suite 360
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	682
Local Phone Number	237-7781
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, $0.001 par value per share
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	HSCS
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	HSCSW
Security Exchange Name	NASDAQ